Annual Total Returns [BarChart] - New York Bond Fund - Fund Shares	Aug. 01, 2021
Bar Chart Table:
2011	12.20%
2012	8.19%
2013	(4.01%)
2014	9.70%
2015	3.37%
2016	0.34%
2017	4.35%
2018	1.16%
2019	6.86%
2020	3.68%